Summary Prospectus	December 29, 2014

Class (Ticker Symbol): A (SHRAX), B (SAGBX), C (SAGCX), FI (LMPFX), R (LMPRX), R1 (—), I (SAGYX), IS (LSIFX)

CLEARBRIDGE

AGGRESSIVE GROWTH FUND

Before you invest, you may want to review the fund’s Prospectus, which contains more information about the fund and its risks. You can find the fund’s Prospectus and other information about the fund, including the fund’s statement of additional information and shareholder reports, online at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). You can also get this information at no cost by calling the fund at 1-877-721-1926 or by sending an e-mail request to prospectus@leggmason.com, or from your financial intermediary. The fund’s Prospectus, dated December 29, 2014 and as may be amended or further supplemented, the fund’s statement of additional information, dated December 29, 2014 and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated August 31, 2014, are incorporated by reference into this Summary Prospectus.

Investment objective

The fund seeks capital appreciation.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in the fund’s Prospectus on page 15 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 57 under the heading “Sales Charge Waivers and Reductions.”

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

The fund no longer offers Class B shares or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	Generally, none	5.00	1.00	None	None	None	None	None
Small account fee[2]	$15	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.69	0.69	0.69	0.69	0.69	0.69	0.69	0.69
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None	None
Other expenses	0.21	0.45	0.15	0.25	0.23	0.22[3]	0.14	0.03
Total annual fund operating expenses	1.15	2.14	1.84	1.19	1.42	1.91	0.83	0.72

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.
[3]	“Other expenses” for Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

—	You invest $10,000 in the fund for the time periods indicated
—	Your investment has a 5% return each year and the fund’s operating expenses remain the same
—	You reinvest all distributions and dividends without a sales charge

2	ClearBridge Aggressive Growth Fund

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	919	1,171	1,891
Class B (with redemption at end of period)	717	970	1,249	2,472
Class B (without redemption at end of period)	217	670	1,149	2,472
Class C (with redemption at end of period)	287	579	996	2,158
Class C (without redemption at end of period)	187	579	996	2,158
Class FI (with or without redemption at end of period)	121	378	655	1,445
Class R (with or without redemption at end of period)	145	450	777	1,703
Class R1 (with or without redemption at end of period)	194	600	1,031	2,232
Class I (with or without redemption at end of period)	85	265	461	1,025
Class IS (with or without redemption at end of period)	74	231	401	896

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies the portfolio managers believe are experiencing, or will experience, growth in earnings exceeding the average rate of earnings growth of the companies which comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies offering prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium capitalization companies, a significant portion of the fund’s assets may be invested in the securities of such companies. The fund may invest up to 25% of its net assets (at the time of investment) in foreign securities.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

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Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market sector risk. The fund may be significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more sensitive to developments affecting those companies, industries or sectors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

4	ClearBridge Aggressive Growth Fund

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Growth investing risk. The fund’s growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect.

These risks are discussed in more detail in the fund’s Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

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Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Best Quarter (06/30/2009): 17.34    Worst Quarter (12/31/2008): (22.67)

The year-to-date return as of the most recent calendar quarter, which ended 09/30/2014, was 12.65

Average annual total returns (%)
(for periods ended December 31, 2013)
Class A	1 year	5 years	10 years	Since inception	Inception date
Return before taxes	36.31	21.92	7.76
Return after taxes on distributions	36.04	21.69	7.65
Return after taxes on distributions and sale of fund shares	20.75	18.05	6.34
Other Classes (Return before taxes only)
Class B	38.23	22.21	7.70
Class C	42.67	22.65	7.73
Class FI	44.52	23.33	N/A	7.40	04/30/2007
Class R	44.32	23.14	N/A	7.32	12/28/2006
Class I	45.12	23.85	8.85
Class IS	45.30	24.01	N/A	13.63	08/04/2008
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)[1]	34.23	20.56	7.95

[1]	For Class FI, Class R and Class IS shares, each for the period from the class’ inception date to December 31, 2013, the average annual total return of the Russell 3000 Growth Index was 7.79%, 8.21% and 11.33%, respectively.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

6	ClearBridge Aggressive Growth Fund

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: ClearBridge Investments, LLC (“ClearBridge”)

Portfolio managers: Richard A. Freeman and Evan Bauman. Mr. Freeman (a Senior Portfolio Manager and a Managing Director of ClearBridge) and Mr. Bauman (a Portfolio Manager and a Managing Director of ClearBridge) have been portfolio managers for the fund since October 1983 and April 2009, respectively.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class B1	Class C	Class FI	Class R	Class R1[2]	Class I	Class IS
General	1,000/ 50	1,000/ 50	1,000/ 50	N/A	N/A	N/A	1 million/ None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/ 50	1,000/ 50	1,000/ 50	N/A	N/A	N/A	1 million/ None*	N/A
IRAs	250/ 50	250/ 50	250/ 50	N/A	N/A	N/A	1 million/ None*	N/A
SIMPLE IRAs	None/ None	None/ None	None/ None	N/A	N/A	N/A	1 million/ None*	N/A
Systematic Investment Plans	50/ 50	50/ 50	50/ 50	N/A	N/A	N/A	1 million/ None*	N/A
Clients of Eligible Financial Intermediaries	None/ None	N/A	N/A	None/ None	None/ None	N/A	None/ None	N/A
Eligible Investment Programs	None/ None	N/A	N/A	None/ None	None/ one	N/A	None/ None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/ None	N/A	None/ None	None/ None	None/ None	N/A	None/ None	None/ None
Other Retirement Plans	None/ None	None/ None	None/ None	N/A	N/A	N/A	1 million/ None*	N/A
Institutional Investors	1,000/ 50	1,000/ 50	1,000/ 50	N/A	N/A	N/A	1 million/ None	1 million/ None

[1]	Class B shares are not available for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
[2]	Class R1 shares are closed to all new purchases and incoming exchanges.
*	Available to investors investing directly with the fund.

Your financial intermediary may impose different investment minimums.

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For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926, by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail at Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

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